Segments - Schedule of Reportable Segment and the Expenses Reviewed by the CODM (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenues		$ 1,636		$ 3,515
Cost of sales		(1,751)		(3,186)
Gross (loss) profit		(115)		329
Selling, general and administrative
Other segment items	[1]	226	(37,991)	(424,432)	(53,185)
Loss before income taxes		(11,961)	(40,891)	(452,274)	(58,887)
Segment [Member]
Selling, general and administrative
Selling, general and administrative		(1,503)		(2,042)
Segment salaries and bonuses [Member]
Selling, general and administrative
Selling, general and administrative		(630)		(1,062)
Corporate [Member]
Selling, general and administrative
Selling, general and administrative	[2]	$ (9,939)	$ (2,900)	$ (25,067)	$ (5,702)

[1]	Other segment items primarily consists of interest (expense) income, net, other (expense) income, net, provision for credit losses, change in fair value of financial instruments, and loss on foreign currency
[2]	Corporate selling, general and administrative costs primarily consist of unallocated corporate costs, such as costs incurred as part of the Business Combination.